Average Annual Total Returns - Load - Salient Select Income Fund	May 01, 2021
ICEBofAMLFixedRatePreferredSecuritiesIndex [Member]
Average Annual Return:
1 Year	6.95%
5 Years	6.38%
10 Years	6.78%
Since Inception	4.77%
Class A
Average Annual Return:
1 Year	(8.73%)
5 Years	2.53%
10 Years	5.30%
Since Inception	7.17%
Inception Date	Mar. 30, 2001
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	(9.56%)
5 Years	0.82%
10 Years	2.95%
Since Inception	4.55%
Inception Date	Mar. 30, 2001
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(5.17%)
5 Years	1.40%
10 Years	3.30%
Since Inception	4.73%
Inception Date	Mar. 30, 2001
Class C
Average Annual Return:
1 Year	(4.61%)
5 Years	3.14%
10 Years	5.28%
Since Inception	6.76%
Inception Date	Mar. 30, 2001